Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40460
Entity Registrant Name	KANZHUN LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	18/F, GrandyVic Building
Entity Address, Address Line Two	Taiyanggong Middle Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100020
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shanghai, the People’s Republic of China
Entity Central Index Key	0001842827
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information
Entity Address, Address Line One	18/F, GrandyVic Building
Entity Address, Address Line Two	Taiyanggong Middle Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100020
Entity Address, Country	CN
Contact Personnel Name	Yu Zhang
City Area Code	86 10
Local Phone Number	8462-8340
Contact Personnel Email Address	ir@kanzhun.com
American Depositary Shares
Document Information
Title of 12(b) Security	American depositary shares (each ADS represents two of our Class Aordinary shares, par value US$0.0001 per share)
Trading Symbol	BZ
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information
Title of 12(b) Security	Class A ordinary shares, par valueUS$0.0001 per share
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	740,172,377
No Trading Symbol Flag	true
Class B ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	139,630,401